Profit/(loss) from discontinued operations service division (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit loss from discontinued operating service division [Line Items]
Revenue	€ 9,147,000,000	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
Profit (loss) from operating activities		3,109,000,000	625,000,000	423,000,000
Finance income (cost)		274,000,000	(230,000,000)	(317,000,000)
Share of profit (loss) of associates accounted for using equity method		238,000,000	215,000,000	165,000,000
Profit (loss) before tax		3,621,000,000	610,000,000	271,000,000
Profit (loss) from discontinued operations		14,000,000	16,000,000	64,000,000
Discontinued operations of the company [Member] | Service division [Member]
Profit loss from discontinued operating service division [Line Items]
Revenue		0	0	2,000,000
Profit (loss) from operating activities		14,000,000	28,000,000	9,000,000
Finance income (cost)		0	(15,000,000)	(1,000,000)
Share of profit (loss) of associates accounted for using equity method		0	0	5,000,000
Profit (loss) before tax		14,000,000	13,000,000	13,000,000
Income tax expense discontinued operations		0	(3,000,000)	10,000,000
Profit loss from discontinued operations before adjustments		14,000,000	16,000,000	3,000,000
Profit loss from discontinued operations non controlling interests before adjustments		0	0	0
Profit loss from discontinued operations parent company before adjustments		14,000,000	16,000,000	3,000,000
Adjustments to discontinued operations		0	0	61,000,000
Profit (loss) from discontinued operations		€ 14,000,000	€ 16,000,000	€ 64,000,000